Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Disclosure of defined benefit plans [line items]
2026	$ 154
2027	160
2028	165
2029	168
2030	173
2031 to 2035	932
Pension
Disclosure of defined benefit plans [line items]
2026	136
2027	141
2028	146
2029	148
2030	152
2031 to 2035	813
Other post-retirement
Disclosure of defined benefit plans [line items]
2026	18
2027	19
2028	19
2029	20
2030	21
2031 to 2035	$ 119